UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
10/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

AL State Port Auth. Docks Fac. Rev. Bonds, 6.00%, 10/1/40	A-	$1,000,000	$1,155,860

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	750,000	937,815

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,500,000	1,712,610

			3,806,285
Alaska (0.8%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5.00%, 8/1/25 (Prerefunded 8/1/17)	AAA	3,420,000	3,529,474

			3,529,474
Arizona (4.0%)

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5.00%, 1/1/44	AA-	2,000,000	2,296,220

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5.125%, 10/1/32	A3	1,000,000	1,086,750

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	750,000	856,890

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,348,911

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	A/F	1,000,000	1,074,640
4.00%, 5/15/29	A/F	1,000,000	1,102,250

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5.25%, 7/1/36 (Prerefunded 7/1/21)	A	1,400,000	1,656,256

Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 5.00%, 8/1/32	AA	1,000,000	1,214,020

Salt River, Rev. Bonds (Agricultural Impt. & Pwr. Dist. Elec. Syst.), Ser. A, 5.00%, 12/1/45	Aa1	900,000	1,065,096

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,000,000	1,249,050

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5.00%, 9/1/35	AA	2,000,000	2,230,940

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,750,000	2,000,110

			18,181,133
California (12.6%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6.125%, 7/1/41	BBB+/F	500,000	575,695

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5.00%, 4/1/33	AA-	800,000	959,168

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	1,000,000	1,133,600

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6.25%, 6/1/40	Baa1	1,000,000	1,145,650
(Biola U.), 5.00%, 10/1/38	Baa1	1,200,000	1,347,972

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5.875%, 5/15/29	AA-	1,500,000	1,683,675

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	3,500,000	3,958,325
5.00%, 11/1/43	Aa3	1,000,000	1,173,520
5.00%, 2/1/38	Aa3	3,000,000	3,506,580

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	1,000,000	1,144,690

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6.00%, 4/1/25	A1	3,000,000	3,360,270
Ser. G-1, 5.25%, 10/1/23	A1	3,000,000	3,359,370

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6.625%, 11/15/24	BBB-	2,000,000	2,274,720
(Sutter Hlth.), Ser. B, 5.25%, 11/15/48	Aa3	1,550,000	1,645,821
AGM, 5.00%, 11/15/44	AA	500,000	576,695

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	BBB+	775,000	931,395

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, AMBAC, zero %, 6/1/24	A1	5,000,000	4,242,450

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5.00%, 5/15/40	AA	1,000,000	1,119,270
Ser. B, 5.00%, 5/15/33	AA-	500,000	595,825

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,040,033

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	935,566
zero %, 8/1/24	AA-	1,125,000	920,318
zero %, 8/1/23	AA-	1,065,000	907,316
zero %, 8/1/22	AA-	1,010,000	888,689

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A, 5.00%, 7/1/31	A+	500,000	587,800

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, 6.50%, 8/1/24 (Prerefunded 8/1/19)	Aa3	2,500,000	2,875,675

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5.00%, 8/15/30	AA-	530,000	631,855

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	AA-	5,500,000	5,054,600

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/27	A3	500,000	566,050

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5.00%, 5/1/40	A1	1,250,000	1,390,725

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	350,000	412,055

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Holding)
NATL, 6.25%, 7/1/17	AA-	1,840,000	1,905,081
NATL, U.S. Govt. Coll, 6.25%, 7/1/17 (Escrowed to Maturity)	AA-	1,840,000	1,907,473

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5.25%, 1/1/24 (Prerefunded 1/1/19)	AA-	1,000,000	1,092,880

Ventura Cnty., COP (Pub. Fin. Auth. III), 5.00%, 8/15/20 (Prerefunded 8/15/19)	AA+	1,000,000	1,111,270

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	425,010

			57,387,087
Colorado (2.0%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5.25%, 5/15/42	A-	2,000,000	2,036,980
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,000,000	1,090,940
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/33	BBB+/F	1,850,000	2,031,485

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. B, 5.25%, 11/15/32	A2	1,500,000	1,774,080
Ser. B, 5.00%, 11/15/37	A1	500,000	569,900

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	3,525,000	1,862,716

			9,366,101
Delaware (0.9%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.54%, 10/1/38	VMIG1	4,010,000	4,010,000

			4,010,000
District of Columbia (1.4%)

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 10/1/45	AA+	2,500,000	2,924,600
Ser. B, 5.00%, 10/1/37	AA+	1,010,000	1,196,385

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail), 5.00%, 10/1/53	Baa1	2,000,000	2,226,900

			6,347,885
Florida (4.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	1,250,000	1,429,188

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5.375%, 10/1/29	A1	1,000,000	1,114,810

Citizens Property Insurance Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/25	A1	1,200,000	1,473,300

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	360,000	378,983

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,578,968

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/29	A2	2,000,000	2,390,280

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Aa3	1,000,000	1,121,920

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A
5.00%, 7/1/40	A2	1,000,000	1,106,870
5.00%, 7/1/28	A2	500,000	617,805

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,137,250

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5.00%, 7/1/25	AA	500,000	588,390

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5.00%, 4/1/23	A-/F	1,630,000	1,865,176

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	3,000,000	3,511,590
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,325,500

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	660,000	723,466

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	267,346

Tampa, Hlth. Syst. Rev. Bonds (Baycare), Ser. A, 5.00%, 11/15/46	Aa2	300,000	347,805

			21,978,647
Georgia (2.1%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5.00%, 1/1/34	Aa3	200,000	232,306
5.00%, 1/1/32	Aa3	1,000,000	1,172,970

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	1,500,000	1,731,270
5.00%, 11/1/40	Aa3	3,000,000	3,508,230

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	900,000	1,041,111

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	1,500,000	1,789,140

			9,475,027
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,131,290

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	200,000	230,520

			1,361,810
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Nui), 5.25%, 11/15/37	BBB+/F	250,000	276,325

			276,325
Illinois (7.4%)

Chicago, G.O. Bonds
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,087,980
Ser. A, 5.25%, 1/1/33	BBB+	700,000	719,705

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/35	B+	750,000	690,555

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/31	AA	500,000	562,275

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	700,000	800,674
Ser. D, 5.25%, 1/1/33	A2	1,000,000	1,164,780
Ser. F, 5.00%, 1/1/40	A2	1,045,000	1,131,850

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/32	AA	1,000,000	1,071,150

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	547,785
(2nd Lien), 5.00%, 1/1/39	A	565,000	620,873
Ser. C, 5.00%, 1/1/33	A	405,000	451,741

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5.00%, 1/1/39	A	750,000	827,550
5.00%, 1/1/34	A	400,000	444,656

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	755,561

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., NATL, 5.75%, 11/1/28 (Prerefunded 11/1/18)	Aaa	1,500,000	1,643,475
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37	Baa2	1,000,000	1,043,140
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,692,164

IL State G.O. Bonds
5.25%, 2/1/30	Baa2	500,000	545,840
5.00%, 3/1/34	Baa2	1,000,000	1,047,990
5.00%, 2/1/29(FWC)	Baa2	1,400,000	1,522,780
5.00%, 2/1/28(FWC)	Baa2	150,000	164,882
5.00%, 8/1/21	Baa2	1,000,000	1,089,640

IL State Fin. Auth. Rev. Bonds
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA-	1,500,000	1,780,035
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	400,000	426,920

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/32	Aa3	2,000,000	2,363,940

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	5,500,000	4,523,860

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,197,820

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8.00%, 6/1/17	Aa3	2,600,000	2,706,730

			33,626,351
Indiana (0.9%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5.75%, 1/1/29 (Prerefunded 1/1/19)	A1	1,000,000	1,102,420

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,127,580

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/1/16) (Republic Svcs., Inc.), Ser. B, 0.70%, 5/1/28	A-2	2,000,000	1,999,820

			4,229,820
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	1,455,000	1,555,890

			1,555,890
Kentucky (1.3%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	500,000	597,265

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,239,115

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6.25%, 6/1/39	A	800,000	889,696
Ser. B, 5.625%, 9/1/39	A	1,000,000	1,089,630

			5,815,706
Louisiana (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	800,000	939,336

			939,336
Maryland (0.7%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(U. of MD Med. Syst.), AMBAC, 5.25%, 7/1/28	A2	2,000,000	2,129,020
(Peninsula Regl. Med. Ctr.), 5.00%, 7/1/45	A2	500,000	571,650
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	500,000	560,360

			3,261,030
Massachusetts (4.8%)

MA Bay Trans. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/25	AAA	2,000,000	2,525,740

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	1,000,000	1,101,120

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.80%, 4/15/22 (Prerefunded 10/15/19)	BBB	700,000	817,726
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	Aaa	1,370,000	1,498,150
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 Prerefunded 11/15/18 (Prerefunded 11/15/18)	AAA/P	445,000	486,625
(Emerson College), Ser. A, 5.50%, 1/1/30	Baa1	2,000,000	2,228,960
(Suffolk U.), 5.125%, 7/1/40	Baa2	500,000	542,525
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,100,000	1,284,877
(CareGroup), Ser. I, 5.00%, 7/1/38	A3	300,000	347,262

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,000,000	1,116,210

MA State Edl. Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 1/1/22	AA	1,000,000	1,108,290

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	2,000,000	2,267,100
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	1,650,000	1,851,168

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll., FHLMC Coll., 2.75%, 12/1/41	Aa2	450,000	458,748

MA State Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/27	Aa2	1,245,000	1,567,866

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	1,000,000	1,183,890

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5.25%, 7/1/36	A1	1,500,000	1,737,615

			22,123,872
Michigan (4.6%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,575,000	1,769,402

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,500,000	2,837,950

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/27	A2	1,000,000	1,169,870

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,091,470

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,121,450
(Henry Ford Hlth Syst.), 5.00%, 11/15/41	A	600,000	677,760
Ser. H-1, 5.00%, 10/1/39	AA-	525,000	596,069
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	400,000	450,204
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	200,000	225,744
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	158,623
(Detroit), Ser. C-3, 5.00%, 4/1/28	A2	700,000	831,796

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,130,640

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	4,000,000	4,915,560

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5.00%, 10/1/25 (Prerefunded 10/1/18)	AA	1,000,000	1,077,700

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/27	AA	1,775,000	1,872,927

Western MI U. Rev. Bonds, AGM, 5.00%, 11/15/28 (Prerefunded 5/15/18)	AA	1,000,000	1,062,130

			20,989,295
Minnesota (1.3%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5.00%, 1/1/32	A+	500,000	589,010

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	500,000	577,755

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	1,350,000	1,441,922

Northfield, Hosp. Rev. Bonds, 5.375%, 11/1/26	AAA/P	1,500,000	1,500,000

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5.25%, 5/15/36 (Prerefunded 11/15/16)	Aaa	1,800,000	1,802,790

			5,911,477
Mississippi (1.2%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.48s, 6/1/23	P-1	2,200,000	2,200,000

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5.00%, 5/1/37	A2	1,750,000	1,876,245

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. A, 0.48%, 12/1/30	VMIG1	1,520,000	1,520,000

			5,596,245
Missouri (1.5%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5.75%, 6/1/39	A+	1,150,000	1,263,896

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,200,000	2,431,528

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(WA U. (The)), Ser. A, 5.375%, 3/15/39 (Prerefunded 3/15/18)	Aaa	2,000,000	2,122,960
(Saint Lukes Hlth. Syst., Inc. ), 5.00%, 11/15/35	A1	250,000	293,453

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.48%, 9/1/30	VMIG1	500,000	500,000

			6,611,837
Nebraska (0.8%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5.00%, 9/1/32	A3	1,000,000	1,122,070

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. C, 5.00%, 1/1/35(FWC)	A1	2,245,000	2,619,848

			3,741,918
Nevada (0.9%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	A1	525,000	615,578

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	460,000	499,302

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.59%, 6/1/42	VMIG1	2,880,000	2,880,000

			3,994,880
New Hampshire (0.5%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,272,300

			2,272,300
New Jersey (1.8%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	802,718

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5.625%, 6/1/30	AA	1,000,000	1,100,430

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/33	A+	1,350,000	1,596,321

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	A3	1,000,000	1,111,790
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	800,000	887,584
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	841,163
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/27	A+	650,000	735,248

Rutgers State U. VRDN, Ser. A, 0.40%, 5/1/18	VMIG1	1,000,000	1,000,000

			8,075,254
New Mexico (0.2%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	980,000	1,045,229

			1,045,229
New York (10.1%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A
AGM, U.S. Govt. Coll., 5.75%, 5/1/28 (Prerefunded 5/1/18)	Aa2	2,275,000	2,440,893
AGM, 5.75%, 5/1/27 (Prerefunded 5/1/18)	Aa2	4,000,000	4,291,680

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	A2	1,000,000	1,169,310

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	1,000,000	1,264,540

Metro. Trans. Auth. Mandatory Put Bonds (2/15/20), Ser. C-2B, 5.00%, 11/15/34	AA-	2,000,000	2,235,000

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 11/15/37	AA-	2,000,000	2,351,920
Ser. D, 5.00%, 11/15/36	AA-	3,000,000	3,467,790

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A, 5.25%, 11/15/34	AA	1,900,000	2,355,392

NY City, G.O. Bonds
Ser. D-1, 5.00%, 10/1/36	Aa2	1,400,000	1,612,492
Ser. A-1, 5.00%, 8/1/30	AA	2,000,000	2,441,580

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. AA, 5.00%, 6/15/34	Aa1	1,000,000	1,153,600

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	1,500,000	1,741,380
Ser. E-1, 5.00%, 2/1/39	AAA	2,000,000	2,352,540
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	2,000,000	2,354,320

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5.00%, 7/15/43	Aa2	2,000,000	2,335,180
5.00%, 7/15/40	Aa2	910,000	1,055,737

NY City, Trust for Cultural Resources Rev. Bonds (Museum of Modern Art (The)), Ser. 1-E, 4.00%, 2/1/23	Aa2	800,000	928,096

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,000,000	1,176,520

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5.75%, 3/15/36	AAA	2,000,000	2,222,120

NY State Urban Dev. Corp. Rev. Bonds
(Personal Income Tax (Group C)), Ser. A, 5.00%, 3/15/37	AAA	2,000,000	2,374,380
(Personal Income Tax), Ser. A, 5.00%, 3/15/35	AAA	1,000,000	1,186,470

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	900,000	1,037,232

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5.00%, 5/1/25	Aa2	1,000,000	1,060,570

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/41	Aa3	1,250,000	1,479,838

			46,088,580
North Carolina (0.5%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds
(Meredith College), Ser. A, 6.00%, 6/1/31	BBB	485,000	514,115
(Meredith College ), Ser. A, 6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	15,000	16,191

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5.50%, 1/1/26 (Prerefunded 1/1/19)	AAA/F	1,500,000	1,647,330

			2,177,636
Ohio (4.5%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond) ), Ser. A, 5.00%, 2/15/26	A	500,000	616,960

American Muni. Pwr., Inc. Rev. Bonds (Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	2,525,000	2,924,783

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5.75%, 6/1/34	B-	500,000	465,470
5.375%, 6/1/24	B-	1,000,000	965,280

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	799,274

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/32	A1	2,000,000	2,300,820

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5.00%, 4/1/24	AA	2,000,000	2,123,240

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	741,468

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	235,000	247,206

OH State Rev. Bonds (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,015,000	1,192,980

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (4/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3.625%, 10/1/33	Ba2	1,000,000	868,060

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,000,000	1,148,870

OH State Major New Infrastructure Rev. Bonds, Ser. 16-1, 5.00%, 12/15/28	Aa2	850,000	1,050,269

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	700,000	828,233
5.00%, 2/15/48	A1	1,250,000	1,421,275

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4.00%, 12/1/33	Ba2	1,550,000	1,414,809

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/33	A2	500,000	581,805

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33	A	500,000	594,060

			20,284,862
Oklahoma (1.0%)

OK State Tpk. Auth. VRDN, Ser. F, 0.50%, 1/1/28	VMIG1	4,415,000	4,415,000

			4,415,000
Oregon (0.3%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	A1	345,000	365,552

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	750,000	843,525

			1,209,077
Pennsylvania (6.7%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5.25%, 12/1/32	AA-	670,000	807,142

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5.625%, 8/15/39	Aa3	500,000	551,820

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31	AA-	3,000,000	3,340,770

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	329,853

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A+	1,305,000	1,456,445
6.00%, 6/1/29 (Prerefunded 6/1/19)	AAA/P	1,195,000	1,345,690
5.00%, 6/1/35	A+	250,000	292,258

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/30	A	3,000,000	3,558,000

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5.00%, 1/1/27	A-	950,000	956,631

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5.25%, 11/15/16 (Prerefunded *** price date TBD ***)	A-/F	1,100,000	1,101,683

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,900,000	2,115,460

PA State Higher Edl. Fac. Auth. Rev. Bonds (East Stroudsburg U.), 5.00%, 7/1/31	Baa3	760,000	834,434

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/33	AA	1,885,000	2,185,073

PA State Tpk. Comm. Rev. Bonds
Ser. A-1, 5.00%, 12/1/41	A1	1,000,000	1,149,230
Ser. A, 5.00%, 12/1/38	A1	650,000	749,171

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/26	A2	500,000	611,735

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	855,000	952,778
Ser. 9th, U.S. Govt. Coll., 5.25%, 8/1/40 Prerefunded 8/1/20 (Prerefunded 8/1/20)	AAA/P	545,000	626,652
(1998 Gen. Ordinance), Ser. 14, 5.00%, 10/1/34	A	1,000,000	1,163,820

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/26	A1	2,220,000	2,634,452

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,361,588

Pittsburgh, G.O. Bonds, Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,470,325

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	302,073

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5.00%, 11/1/40	A-	500,000	555,885

			30,452,968
Rhode Island (0.5%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	417,644
5.00%, 5/15/26	BBB+	580,000	696,864

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,045,360

			2,159,868
South Carolina (1.6%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	684,906

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,716,640
Ser. A, 5.50%, 12/1/54	AA-	1,000,000	1,182,430

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/37	AA-	1,500,000	1,753,545

			7,337,521
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,850,000	2,066,857

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/40	A3	300,000	349,578

			2,416,435
Texas (11.4%)

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	300,000	339,093

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	BBB	350,000	418,793

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5.375%, 2/15/29	A2	2,500,000	2,533,950

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,500,000	2,925,025

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	875,000	1,031,415

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), FNMA Coll., FHLMC Coll., PSFG, 6.00%, 2/15/27 (Prerefunded 2/15/18)	Aaa	2,500,000	2,664,625

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa3	500,000	552,055

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.54%, 12/1/24	A-1+	5,815,000	5,815,000

Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	1,000,000	1,161,960
Ser. B, 5.00%, 11/15/36	Aa2	3,000,000	3,582,510

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5.00%, 2/15/30 (Prerefunded 2/15/18)	Aaa	1,500,000	1,578,675

Leander, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 8/15/40	AAA	2,000,000	2,359,200

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/32	A	475,000	565,844

Matagorda Cnty., Poll. Control Rev. Bonds (Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	Baa1	600,000	664,278

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (10/3/16) (Republic Svcs., Inc.), Ser. A, 1.00%, 1/1/20	A-2	1,250,000	1,250,250

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35	Baa3	800,000	889,224
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29	Baa3	500,000	581,870
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	530,000	616,782

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6.25%, 1/1/24	A	655,000	726,683
(1st Tier), Ser. A, FCS, U.S. Govt. Coll., 6.25%, 1/1/24 (Prerefunded 1/1/19)	AA/P	2,845,000	3,160,254
(1st Tier), Ser. A, FCS, NATL, U.S. Govt. Coll., 5.125%, 1/1/28 (Prerefunded 1/1/18)	AA-	1,315,000	1,378,699
(1st Tier), Ser. A, NATL, 5.125%, 1/1/28	AA-	185,000	193,059
Ser. A, 5.00%, 1/1/39	A1	1,200,000	1,394,076

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5.00%, 2/1/30 (Prerefunded 2/1/18)	Aaa	1,000,000	1,050,870

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	1,000,000	1,226,360

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/37	A/F	560,000	576,884
5.25%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	440,000	458,616

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	500,000	590,275

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	4,750,000	5,575,170

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,000,000	1,127,050

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,150,000	2,405,721

TX State Wtr. Dev. Board Rev. Bonds, Ser. A, 5.00%, 4/15/23	AAA	2,000,000	2,438,420

			51,832,686
Vermont (0.2%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/36	A3	750,000	870,660

			870,660
Virginia (0.1%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc. ), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	399,956

			399,956
Washington (1.5%)

WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aa1	750,000	884,805

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5.125%, 10/1/24	Baa1	2,500,000	2,787,475

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,156,010
Ser. B, NATL, 5.00%, 2/15/27	AA-	965,000	991,026
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	822,604

			6,641,920
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	Baa1	500,000	567,225

			567,225
Wisconsin (1.0%)

WI State Rev. Bonds, Ser. A, 6.00%, 5/1/27	Aa3	2,000,000	2,239,420

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,408,013
(Three Pillars Sr. Living), 5.00%, 8/15/33	A-/F	1,000,000	1,131,060

			4,778,493
Wyoming (0.4%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5.25%, 7/15/26	A1	1,800,000	1,990,638

			1,990,638
TOTAL INVESTMENTS

Total investments (cost $419,295,872)(b)			$449,133,739

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $455,582,758.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $419,223,612, resulting in gross unrealized appreciation and depreciation of $31,438,615 and $1,528,488, respectively, or net unrealized appreciation of $29,910,127.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	16.7%
	Utilities	15.5
	Prerefunded	15.0
	Transportation	12.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$449,133,739	$—

Totals by level	$—	$449,133,739	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016